Income Taxes (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Income Taxes
Net deferred tax asset	$ 0	$ 0	$ (22,000)
Deferred tax liability	44,731	89,462
Current tax expense related to its domestic activities	0	0	3,358,000
Current tax expense related to certain foreign jurisdictions	212,921	491,921
Amount of loss carryover available for offset	$ 0	$ 0	$ 9,878,000